Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

14. Leases

Future minimum commitments for operating leases having non-cancelable lease terms in excess of one year are as follows:

(Dollars in millions)
2012	$38.1
2013	27.9
2014	13.5
2015	7.9
2016	6.3
Thereafter	31.1

Total	$124.8

Operating lease expense for 2011, 2010 and 2009 was $43.8 million, $42.5 million and $41.5 million, respectively.